Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Jun. 06, 2018
Percentage of ownership					12.00%
Successor [Member]
Rental income to be paid on leases	$ 24,500,000	$ 25,200,000	$ 31,200,000	$ 80,900,000
Successor [Member] | Prime Business Solutions LLC [Member]
Maintenance fees	209,000	0	0	209,000
Mubadarah Group Entities [Member] | Successor [Member]
Rental income to be paid on leases	49,000	$ 43,000	$ 57,000	168,000
Due from related party	$ 1,300,000			$ 1,300,000
Percentage of ownership	19.70%			19.70%
Business Solutions LLC [Member] | Successor [Member] | Prime Business Solutions LLC [Member]
Percentage of ownership	100.00%			100.00%